CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Jun. 30, 2013
Current assets
Cash and cash equivalents	$ 902,531	$ 3,048,831
Advances to suppliers	8,482	231,772
Accounts receivable, less allowance for doubtful accounts of $443,858 and $690,065 as of June 30, 2014 and 2013, respectively	481,885	3,142,203
Other receivables, less allowance for doubtful accounts of $250,100 and $233,950 as of June 30, 2014 and June 30,2013, respectively	174,406	142,206
Deferred expense and other current assets	497,529	12,488
Prepaid taxes	0	26,288
Due from related parties	3,173,765	541,377
Total Current Assets	5,238,598	7,145,165
Property and equipment, net	294,722	267,662
Other long-term assets	16,734	18,278
Deferred tax assets	163,900	105,100
Total Assets	5,713,954	7,536,205
Current liabilities
Advances from customers	88,477	710,172
Accounts payable	398,756	3,219,240
Accrued expenses	177,877	51,352
Other current liabilities	565,685	424,141
Total Current Liabilities	1,230,795	4,404,905
Total Liabilities	1,230,795	4,404,905
Commitments and Contingency
Equity
Preferred stock, 2,000,000 shares authorized, no par value, none issued.	0	0
Common stock, 50,000,000 shares authorized, no par value; 5,229,032 and 4,829,032 shares issued as of June 30, 2014 and 2013; 5,103,841 and 4,703,841 outstanding as of June 30, 2014 and 2013	11,662,157	10,750,157
Additional paid-in capital	1,144,842	1,144,842
Treasury stock, at cost - 125,191 shares	(372,527)	(372,527)
Accumulated deficit	(3,270,260)	(4,856,613)
Accumulated other comprehensive income	24,618	54,791
Unearned Stock-based Compensation	(11,640)	(15,520)
Total Sino-Global Shipping America Ltd. Stockholders' equity	9,177,190	6,705,130
Non-controlling Interest	(4,694,031)	(3,573,830)
Total Equity	4,483,159	3,131,300
Total Liabilities and Equity	$ 5,713,954	$ 7,536,205